Financial Instruments (Details 9) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets [Abstract]
Contracts in respect of forward transactions			$ 171
Loans to non-controlling interests	[1]	$ 446	0
Other financial assets
Interest rate swaps		55,118	63,208
Assets		5,546,885	4,633,921
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)		(4,123)
Contracts in respect of forward transactions		(10)
Financial liabilities through profit or loss
Performance-based contingent consideration (“Earn Out”)			(22,941)
Financial liabilities through profit or loss
Liabilities		(4,105,951)	(3,197,964)
Other Financial Instruments [Member]
Other Financial Assets [Abstract]
Contracts in respect of forward transactions		0	171
Interest rate swaps		975	805
Other financial assets
Loans to non-controlling interests		5,669	4,834
Transactions to peg electricity prices swap (CFD differences contract)		0	11,384
Interest rate swaps		54,143	63,208
Assets		60,787	80,402
Other financial liabilities
Transactions to peg electricity prices swap (CFD differences contract)		(4,122)	0
Interest rate swaps		(591)	(154)
Liability in respect of tax equity arrangement		(3,418)	(1,070)
Contracts in respect of forward transactions		(10)	0
Financial liabilities through profit or loss
Performance-based contingent consideration (“Earn Out”)	[2]	0	(13,860)
Liability in respect of deferred consideration arrangement	[3]	(184)	(180)
Other financial liabilities
Interest rate swaps		(10,857)	(7,868)
Deal contingent hedge		0	(5,539)
Liability in respect of tax equity arrangement		(97,008)	(48,613)
Financial liabilities through profit or loss
Liability in respect of deferred consideration arrangement	[3]	(2,296)	(2,411)
Performance-based contingent consideration (“Earn Out”) as well as the founder’s put option	[2]	(23,548)	(32,113)
Liabilities		$ (142,033)	$ (111,808)

[1]	The current maturities related to Loans to non-controlling interests included in Other receivables in the Consolidated Statements of Financial Position.
[2]	For additional details, see Note 8A(1).
[3]	The Company has liabilities in respect of deferred consideration arrangements for initiation services which were provided by some of the towns in Halutziot project. In exchange for the initiation services, those towns are entitled to a percentage of the distributable free cash flows, as defined in the agreement. The balance of the liability in respect of the deferred consideration arrangement including current maturities (see also Note 12), as of December 31, 2024 and 2023, amounted to USD 2,480 thousand and USD 2,591 thousand, respectively.